Contract assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Contract assets

10.	Contract assets

	12.31.2023	12.31.2022
Power distribution service concession (10.1)	2,201,958	2,332,171
Piped gas distribution service concession (10.2)	-	30,032
Power transmission concession (10.3)	5,403,103	5,310,476
	7,605,061	7,672,679
Current	284,616	220,660
Noncurrent	7,320,445	7,452,019

10.1	Power distribution service concession contract

Consolidated	Assets	Special liabilities	Total
Balance as of January 1, 2022	1,851,866	(53,671)	1,798,195
Acquisitions	2,092,117	-	2,092,117
Customers contributions	-	(243,916)	(243,916)
Transfers to intangible assets (Note 17.1)	(1,332,118)	194,794	(1,137,324)
Transfers to accounts receivable - concessions (Note 9.1)	(197,912)	29,840	(168,072)
Loss on disposal	(8,829)	-	(8,829)
Balance as of December 31, 2022	2,405,124	(72,953)	2,332,171
Acquisitions	2,305,311	-	2,305,311
Customers contributions	-	(339,277)	(339,277)
Transfers to intangible assets (Note 17.1)	(1,888,949)	273,071	(1,615,878)
Transfers to accounts receivable - concessions (Note 9.1)	(507,401)	56,151	(451,250)
Other transfers	(12,391)	-	(12,391)
Loss on disposal	(16,728)	-	(16,728)
Balance as of December 31, 2023	2,284,966	(83,008)	2,201,958

Balance composed of works in progress mainly related to the construction and expansion of substations, distribution lines and networks and measuring equipment, measured at historical cost, net of special liabilities. As these works are concluded, the amounts are transferred to Accounts receivable related to the concessions and Intangible assets, according to the form of remuneration. During the construction phase, loans, financing and debentures costs are capitalized. In 2023, these costs totaled R$19,041, at an average rate of 0.32% p.a. (R$17,903, at an average rate of 0.38% p.a., in 2022).

10.2	Piped gas distribution service concession contract

Balance as of January 1, 2022	29,815
Acquisitions	13,955
Transfers to intangible assets (Note 17.3)	(13,738)
Balance as of December 31, 2022	30,032
Acquisitions	25,510
Transfers to intangible assets (Note 17.3)	(11,503)
Reclassification (a)	(44,039)
Balance as of December 31, 2023	-
(a) Reclassification to Assets classified as held for sale (Note 39).

10.3	Transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2022	3,632,386	1,427,652	5,060,038
Realization of gains/losses in business combinations	721	-	721
Transfers to electricity grid use charges - customers	(389,939)	(213,378)	(603,317)
Transfers to property, plant and equipment	(3,822)	-	(3,822)
Transfers from litigations	(1,558)	-	(1,558)
Remuneration	509,722	201,926	711,648
Construction revenue	89,166	-	89,166
Construction income	1,458	-	1,458
Loss from inefficiency (10.3.1)	56,142	-	56,142
Balance as of December 31, 2022	3,894,276	1,416,200	5,310,476
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(423,851)	(294,975)	(718,826)
Transfers to property, plant and equipment	(4,086)	-	(4,086)
Transfers from litigations	(458)	-	(458)
Remuneration	521,308	194,722	716,030
Construction revenue	85,181	-	85,181
Construction income	1,410	-	1,410
Gain from efficiency (10.3.1)	12,654	-	12,654
Balance as of December 31, 2023	4,087,156	1,315,947	5,403,103

In June 2022, Technical Note No. 85/2022-SGT/Aneel was issued, which dealt with the analysis of the requests for reconsideration on the payment of the financial component and reprofiling of the RBSE Assets, with a monocratic decision (Order No. 1,762/2022) deliberated by a director of Aneel on the subject. This decision was suspended by the collegiate, according to Order No. 1,844/2022, and the terms of that Technical Note are under discussion by the advisors of the Aneel Board of Directors, together with the Superintendence of Tariff Management and Economic Regulation, about the assumptions, methodologies and calculations considered for the formation of this tariff component. More recently, on April 27, 2023, Technical Note No. 85/2023-SGT/Aneel was issued, which presented a technical analysis of the statements about the calculations presented in Technical Note No. 085/2022-SGT/Aneel. Considering that this matter has not yet been deliberated by Aneel Board of Directors, the values approved by Aneel Resolution No. 2,847 of April 22, 2021, are still in effect and appropriate.

10.3.1	Gain (loss) due to efficiency or inefficiency in the implementation and operation of transmission infrastructure

In the construction and operation of the transmission infrastructure, possible positive or negative impacts are expected due to delays and additional costs due to environmental issues, variation in costs, mainly with cables and structures when indexed to foreign currency, additional easement costs and land negotiations, potential earthworks for unforeseen events, early maturity of commercial transactions and RAP revision/readjustment according to the regulatory standards and contractual provisions. Changes in the original project that affect its profitability are recognized directly in the statement of income when incurred, except for the part of RAP related to the operation and maintenance performance of the assets that is recognized as the services are performed. In June 2023, Aneel ratified the tariff review of Copel GeT Concession contracts No. 006/2008 - Bateias/Pilarzinho, No. 022/2012 - Londrina/Figueira and No. 002/2013 - Assis/Paraguaçu Paulista II, with positive repositioning in nominal terms of 11.15%, 4.15% and 7.84%, respectively, generating a gain of R$4,014 (in 2022, the tariff review of the Costa Oeste and Marumbi contracts resulted in a gain of R$30,654).

10.3.2	Assumptions adopted for the calculation of contract assets

.			12.31.2023			12.31.2022
	Concession assets	RBSE assets		Concession assets	RBSE assets
		Financial	Economic		Financial	Economic
Construction margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Operating and maintenance margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Remuneration rate (a)	9.60% p.a.	8.11% p.a.	11.10% p.a.	9.58% p.a.	8.11% p.a.	11.10% p.a.
Contract correction index	IPCA (b)	IPCA	IPCA	IPCA (b)	IPCA	IPCA
Annual RAP, according to Ratifying Resolution (c)	574,028	201,158	157,525	523,713	91,276	151,560
(a) Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.
(c) increase in the RAP financial portion of RBSE assets, due to the re-profiling defined by Aneel Homologatory Resolution No. 2,847/2021.